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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         George Soros
Address:      c/o Soros Fund Management LLC
              888 Seventh Avenue
              New York, New York  10106

Form 13F File Number:  028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Jodye M. Anzalotta
Title:        Attorney-in-Fact (1)
Phone:        212-320-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta              New York, New York         February 14, 2006
---------------------------         ------------------         -----------------
[Signature]                         [City, State]                  [Date]

(1) Signed pursuant to a Power of Attorney, dated as of June 16, 2005, granted by Mr. George Soros included as an Exhibit to the Form 13F filed by the Reporting Person on November 14, 2005.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number              Name
        --------------------              ----

        028-06420                         Soros Fund Management LLC

                             Form 13F Summary Page


Report Summary:


Number of Other Included Managers:                                      0
                                                               ----------

Form 13F Information Table Entry Total:                                 6
                                                               ----------

Form 13F Information Table Value Total:                        $  148,611
                                                               ----------
                                                               (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number           Name
     ----        -----------------------        ---------

     None.

                                                           George Soros
                                                   Form 13F Information Table
                                                 Quarter Ended December 31, 2005


                                                                                         Investment               Voting
                                                      Fair         Shares or             Discretion              Authority
                         Title        Cusip        Market Value    Principal  SH           Shared   Shared
                         -----        -----        ------------    ---------  --           ------   ------
Issuer                   of Class     Number      (in thousands)    Amount    PRN   Sole   Defined   Other   Sole  Shared    None
------                   --------     ------      --------------  ----------  ---- ------  -------   -----   ----- ------   ------

-----------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINING LTD   ORD          G04074103   $    4,218         265,309    SH     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC              COM          096227103   $      194         172,995    SH     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES
HLDGS CP                 COM NEW      457985208   $   15,427         435,040    SH     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP        COM          477143101   $   40,891       2,658,724    SH     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP        COM          477143101   $   87,462       5,686,762    SH                     X               X
-----------------------------------------------------------------------------------------------------------------------------------
SOURCE INTERLINK COS     COM NEW      836151209   $      419          37,698    SH     X                      X
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                           $  148,611
(in thousands)
